Acquisitions - Narrative (Details) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Jul. 25, 2022 USD ($) $ / shares shares	Apr. 08, 2021 USD ($) intangibleAsset $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 $ / shares shares
Business Acquisition [Line Items]
Estimated useful life			3 years		3 years
Warrant to purchase shares of common stock (in shares) | shares		500,000	3,975		3,975
Exercise price of warrant (in dollars per share) | $ / shares		$ 76.5	$ 75.9		$ 75.9
Expected term		5 years
Remaining indemnification assets							$ 2,200
Reduction of cash consideration							3,500
Increase in fair value of equity consideration							1,600
Decrease in value of intangible assets							3,600
Decrease in net deferred tax liability							3,100
Net reduction in goodwill							1,500
Other adjustments				$ 300
Number of acquired intangible assets | intangibleAsset		3
(Provision for) benefit from income taxes					$ (1,848)	$ (1,134)	9,509
Customer relationships
Business Acquisition [Line Items]
Intangible assets acquired			$ 2,200
Estimated useful life			7 years		7 years
MENU Acquisition
Business Acquisition [Line Items]
Percentage of interest acquired of limited liability company	100.00%
Business acquisition, purchase price	$ 18,400
Business acquisition, cash paid	$ 6,300
Equity interest issued (in shares) | shares	162,917
Business acquisition, share price (in dollar per share) | $ / shares	$ 38.67
Contingent consideration liability	$ 14,200		$ 600		$ 600	9,800		$ 14,200
Escrow deposit	$ 3,000
Term of escrow deposit	18 months
Transaction costs						1,100
Increase in goodwill due to acquisition						28,495
MENU Acquisition | Developed technology rights
Business Acquisition [Line Items]
Estimated useful life	7 years
Q1 2022 Acquisition
Business Acquisition [Line Items]
Increase in goodwill due to acquisition				1,200		1,212
Punchh Acquisition ASC 805 measurement period adjustment
Business Acquisition [Line Items]
Percentage of interest acquired of limited liability company		100.00%
Business acquisition, purchase price		$ 507,700
Business acquisition, cash paid		$ 397,500
Equity interest issued (in shares) | shares		1,493,130
Escrow deposit		$ 6,000		2,100
Term of escrow deposit		18 months
Average share price used in consideration transferred (in dollars per share) | $ / shares		$ 68
Consideration paid, equity issued		$ 101,500
Additional common stock reserved for options (in shares) | shares		112,204
Fair value of fully vested option awards		$ 8,700
Reserve of common shares for equity consideration (in shares) | shares		1,594,202
Fair value of equity consideration		$ 110,200
Acquisition-related expenses		3,600
Principal amount of notes outstanding		180,000
Sale of stock, consideration received on transaction		$ 160,000
Exercise price of warrant (in dollars per share) | $ / shares		$ 76.5							$ 75.9
Expected term		5 years
Funds distributed from escrow account for indemnification obligations		$ 3,800
Portion received from escrow for settlement of post-closing obligations						3,500
Escrow funds released to former acquiree shareholders						300
Remaining indemnification liabilities							2,200
Net reduction in goodwill				1,100
Adjustment to deferred revenue				800
Reduction adjustment of indemnification assets				100
Reduction adjustment of indemnification liabilities				$ 100
Loan payables		3,508
Unfavorable lease obligation		300
Deferred taxes		11,794
(Provision for) benefit from income taxes						$ 10,400
Revenue of acquiree							$ 27,700
Punchh Acquisition ASC 805 measurement period adjustment | Paycheck Protection Program, CARES Act
Business Acquisition [Line Items]
Loan payables		$ 3,300
Punchh Acquisition ASC 805 measurement period adjustment | Director
Business Acquisition [Line Items]
Warrant to purchase shares of common stock (in shares) | shares		500,000							3,975
Punchh Acquisition ASC 805 measurement period adjustment | Developed technology rights
Business Acquisition [Line Items]
Estimated useful life		7 years
Estimated useful lives		7 years
Punchh Acquisition ASC 805 measurement period adjustment | Developed technology rights | Revenue-based WACC(2)
Business Acquisition [Line Items]
Fair value measurement input		11.00%
Punchh Acquisition ASC 805 measurement period adjustment | Customer relationships
Business Acquisition [Line Items]
Estimated useful lives		7 years
Punchh Acquisition ASC 805 measurement period adjustment | Customer relationships | Revenue-based WACC(2)
Business Acquisition [Line Items]
Fair value measurement input		11.00%
Punchh Acquisition ASC 805 measurement period adjustment | Customer relationships | Annual attrition rate
Business Acquisition [Line Items]
Fair value measurement input		5.00%
Punchh Acquisition ASC 805 measurement period adjustment | Trade names | Revenue-based WACC(2)
Business Acquisition [Line Items]
Fair value measurement input		11.00%
Punchh Acquisition ASC 805 measurement period adjustment | Trade names | Relief from royalty rate
Business Acquisition [Line Items]
Fair value measurement input		1.00%